Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Components of Loss Before Income Taxes
The components of the Company’s loss before income taxes were as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
U.S.	$(198,245)	$(247,030)	$(8,120)
Foreign	1,000	3,109	1,957

Loss before income taxes	$(197,245)	$(243,921)	$(6,163)

Components of Income Tax (Benefit) Provision
The components of the income tax benefit (provision), net were as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
Current:
Federal	$31	$32	$481
State and local	202	(167)	4
Foreign	(141)	(188)	(159)

	$92	$(323)	$326

Deferred:
Federal	$1,963	$13,437	$(11,759)
State and local	870	2,235	(3,791)
Foreign	128	190	(45)

	2,961	15,862	(15,595)

Income tax benefit (provision), net	$3,053	$15,539	$(15,269)

Actual Tax Rate on Loss Before Income Taxes Reconciles
The actual tax rate on loss before income taxes reconciles to the applicable statutory federal income tax rate as follows:

	Year Ended December 31,
	2022	2021	2020
Federal statutory rate	21.0%	21.0%	21.0%
State income taxes, net of federal benefit	3.6%	3.4%	0.5%
Valuation allowance on deferred tax assets	(24.2%)	(19.3%)	(262.4%)
Adjustments to prior year provision	1.4%	0.4%	(4.5%)
Equity-based compensation	(1.1%)	0.6%	(9.1%)
Common stock warrant liability	0.9%	4.4%	—
Goodwill impairment	—	(4.5%)	—
R & D credits (federal and state, net of federal benefit)	—	0.5%	14.2%
Other	(0.1%)	(0.1%)	(7.4%)

Effective tax rate	1.5%	6.4%	(247.7%)

Schedule of Components of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities are as follows (in thousands):

	As of December 31,
	2022	2021
Deferred tax assets:
Net operating losses	$74,038	$66,039
Inventory	18,525	8,939
Tax basis step-up	13,240	14,930
Equity-based compensation	10,652	9,218
Capitalized research expense	6,057	—
Intangible assets	4,915	—
Accrued employee compensation and benefits	4,246	1,210
R & D credit carryover	3,886	2,162
Lease obligations	1,663	2,052
Accrued expenses	1,438	1,102
Other	2,164	1,962

Total deferred tax assets	140,824	107,614

Deferred tax liabilities:
Property and equipment	(13,377)	(25,787)
Content assets	(7,408)	(8,347)
Prepaid expenses	(2,425)	(2,572)
Right-of-use assets	(1,231)	(1,619)
Intangible assets	—	(4,345)

Total deferred tax liabilities	(24,441)	(42,670)

Net deferred tax assets before valuation allowance	116,383	64,944
Valuation allowance	(116,564)	(68,109)

Net deferred tax liabilities	$(181)	$(3,165)

Summary of Activity Related to Gross Unrecognized Tax Benefits
The following table summarizes the activity related to the Company’s gross unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2022	2021
Unrecognized tax benefits, beginning of year	$568	$184
Additions for current year tax positions	476	384

Unrecognized tax benefits (excluding interest and penalties), end of year	1,044	568
Interest and penalties associated with unrecognized tax benefits	—	—

Unrecognized tax benefits including interest and penalties, end of year	$1,044	$568

All of the unrecognized tax benefits was recorded as a reduction in the Company’s gross deferred tax assets. If the unrecognized tax benefits were not recorded it would affect the Company’s effective tax rate.